Award Timing Disclosure	12 Months Ended
	Dec. 31, 2024	Jun. 06, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to the Grant of Equity Awards Close in Time to the Release of Material Nonpublic Information. It has been Vaalco’s practice for several years to determine equity awards at the June meeting of the Board, which is generally held on the same day as, and subsequent to, the Annual Meeting. The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. The Compensation Committee may, in its discretion, grant equity awards outside of our annual grant cycle for new hires, retention, or other purposes. The Compensation Committee approves all equity award grants on or before the grant date and does not take material nonpublic information into account when determining the timing and terms of equity award grants.

The following table contains information required by item 402(x)(2) of Regulation S-K about stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of our periodic reports on Forms 10-K and 10-Q or current reports on Form 8-K that contained material nonpublic information with the SEC under the Exchange Act. We are providing the following information about the stock options granted to our NEOs on June 6, 2024, the same business day that we filed a Form 8-K that disclosed the voting results of our Annual Meeting, which is deemed to be material nonpublic information.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award	Percentage change in the
closing market price of the
securities underlying the
award between the trading day
ending immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
					nonpublic information
George Maxwell	6/6/2024	261,545	$5.96	$1,558,808.20	(1.17)%
Ronald Bain	6/6/2024	95,736	$5.96	$570,586.56	(1.17)%
Thor Pruckl	6/6/2024	127,248	$5.96	$758,398.08	(1.17)%
Matthew Powers	6/6/2024	64,966	$5.96	$387,197.36	(1.17)%

Award Timing Method	It has been Vaalco’s practice for several years to determine equity awards at the June meeting of the Board, which is generally held on the same day as, and subsequent to, the Annual Meeting.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company has not timed the disclosure of material nonpublic information to affect the value of executive compensation. The Compensation Committee may, in its discretion, grant equity awards outside of our annual grant cycle for new hires, retention, or other purposes. The Compensation Committee approves all equity award grants on or before the grant date and does not take material nonpublic information into account when determining the timing and terms of equity award grants.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

The following table contains information required by item 402(x)(2) of Regulation S-K about stock options granted to our NEOs in the last completed fiscal year during the period from four business days before to one business day after the filing of our periodic reports on Forms 10-K and 10-Q or current reports on Form 8-K that contained material nonpublic information with the SEC under the Exchange Act. We are providing the following information about the stock options granted to our NEOs on June 6, 2024, the same business day that we filed a Form 8-K that disclosed the voting results of our Annual Meeting, which is deemed to be material nonpublic information.

Name	Grant Date	Number of securities underlying the award	Exercise price of the award ($/Share)	Grant date fair value of the award	Percentage change in the
closing market price of the
securities underlying the
award between the trading day
ending immediately prior to the
disclosure of material nonpublic
information and the trading day
beginning immediately following
the disclosure of material
					nonpublic information
George Maxwell	6/6/2024	261,545	$5.96	$1,558,808.20	(1.17)%
Ronald Bain	6/6/2024	95,736	$5.96	$570,586.56	(1.17)%
Thor Pruckl	6/6/2024	127,248	$5.96	$758,398.08	(1.17)%
Matthew Powers	6/6/2024	64,966	$5.96	$387,197.36	(1.17)%

George W. M. Maxwell [Member]
Awards Close in Time to MNPI Disclosures
Name		George Maxwell
Underlying Securities | shares		261,545
Exercise Price | $ / shares		$ 5.96
Fair Value as of Grant Date | $		$ 1,558,808.2
Underlying Security Market Price Change		(0.0117)
Ronald Bain [Member]
Awards Close in Time to MNPI Disclosures
Name		Ronald Bain
Underlying Securities | shares		95,736
Exercise Price | $ / shares		$ 5.96
Fair Value as of Grant Date | $		$ 570,586.56
Underlying Security Market Price Change		(0.0117)
Thor Prucki [Member]
Awards Close in Time to MNPI Disclosures
Name		Thor Pruckl
Underlying Securities | shares		127,248
Exercise Price | $ / shares		$ 5.96
Fair Value as of Grant Date | $		$ 758,398.08
Underlying Security Market Price Change		(0.0117)
Matthew Powers [Member]
Awards Close in Time to MNPI Disclosures
Name		Matthew Powers
Underlying Securities | shares		64,966
Exercise Price | $ / shares		$ 5.96
Fair Value as of Grant Date | $		$ 387,197.36
Underlying Security Market Price Change		(0.0117)